Impairment testing (Details) BRL in Thousands	12 Months Ended
	Dec. 31, 2017 BRL BRL / $ $ / T	Dec. 31, 2016 BRL
Impairment testing
Goodwill allocated to CGUs	BRL 4,230,450	BRL 4,230,450
Period of cashflows considered for impairment testing	10 years
Adjusted pre-tax WACC (as a percent)	10.47%
Net average pulp price - U.S. Dollar/ton | $ / T	641
Average exchange rate in the period - R$/U.S. Dollar | BRL / $	3.71
Nominal discount rate - WACC (in percentage)	9.37%
Real discount rate - WACC (in percentage)	6.91%
Excess of recoverable value over book value	BRL 6,050,000	BRL 3,960,000
Reduction in the pulp price	10.00%
Period of reduction in exchange rate over discounted cash flows	4 years